VANECK BDC INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 82.9%
Financial Services : 82.9%
Bain Capital Specialty Finance,
Inc. 813,684 $ 13,507,154
Barings BDC, Inc. 1,991,104 18,995,132
BlackRock TCP Capital Corp. † 1,847,188 14,795,976
Blackstone Secured Lending
Fund † 4,651,169 150,511,829
Blue Owl Capital Corp. 11,851,710 173,746,068
Capital Southwest Corp. † 1,098,227 24,512,427
Carlyle Secured Lending, Inc. 1,106,371 17,901,083
CION Investment Corp. † 1,156,938 11,974,308
Fidus Investment Corp. † 736,351 15,014,197
FS KKR Capital Corp. † 2,659,859 55,724,046
Gladstone Capital Corp. † 484,823 13,313,239
Gladstone Investment Corp. † 799,809 10,685,448
Goldman Sachs BDC, Inc. † 2,393,938 27,841,499
Golub Capital BDC, Inc. † 3,947,828 59,770,116
Hercules Capital, Inc. † 3,167,823 60,853,880
Main Street Capital Corp. 1,032,269 58,385,135
MidCap Financial Investment
Corp. † 2,036,146 26,184,837
Morgan Stanley Direct Lending
Fund 1,710,130 34,134,195
New Mountain Finance Corp. 2,107,491 23,245,626
Oaktree Specialty Lending
Corp. † 1,785,700 27,428,352
PennantPark Floating Rate
Capital Ltd. † 1,909,688 21,369,409
Prospect Capital Corp. † 7,910,770 32,434,157
Number
of Shares Value
Financial Services (continued)
Sixth Street Specialty Lending,
Inc. † 2,033,566 $ 45,511,207
SLR Investment Corp. † 864,673 14,578,387
Underline
Total Common Stocks
(Cost: $1,222,586,974) 1,259,946,130
Par
(000's)
SHORT-TERM INVESTMENT: 14.4%
(Cost: $218,731,565)
United States Treasury Obligations: 14.4%
United States Treasury Bills
4.30%, 04/15/25 # 219,089 218,727,945
Underline
Total Investments Before Collateral for
Securities Loaned: 97.3%
(Cost: $1,441,318,539) 1,478,674,075
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 4.5%
Money Market Fund: 4.5%
(Cost: $68,042,557)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 68,042,557 68,042,557
Total Investments: 101.8%
(Cost: $1,509,361,096) 1,546,716,632
Liabilities in excess of other assets: (1.8)% (26,860,121)
NET ASSETS: 100.0% $ 1,519,856,511
Total Return Swap Contracts
Long Exposure
Reference
Obligation
Notional
Amount Counterparty
Rate paid by
the Fund
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
MVIS US
Business
Development
Companies
Index $197,472,031 UBS 5.04%(a) Monthly 10/15/25 $ 3,551,786 0.2%
MVIS US
Business
Development
Companies
Index $17,507,446 UBS 5.24%(b) Monthly 10/15/25 155,572 0.0%
$3,707,358
† Security fully or partially on loan. Total market value of securities on loan is $152,269,030.
# All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $21,464,568.
(a) The rate shown reflects the rate in effect at March 31, 2025: Secured Overnight Financing Rate + 0.70%.
(b) The rate shown reflects the rate in effect at March 31, 2025: Secured Overnight Financing Rate + 0.90%.